Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Copper	$ 925,074	$ 835,470
Zinc	352,941	236,971
Gold	130,837	119,792
Silver	45,793	52,108
Other	13,974	2,719
Revenue from sale of goods	1,468,619	1,247,060
Treatment and refining charges	(106,066)	(118,382)
Revenue	$ 1,362,553	$ 1,128,678